Schedule of Computation of Diluted Net Loss per Common Share (Details) (Parenthetical) - $ / shares shares in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	[1]	Dec. 31, 2022	Dec. 31, 2021
Excluded from dilutive loss, shares	41,075	19,401		576,000	540,000
Series B Preferred Stock [Member] | Minimum [Member]
Conversion price				$ 2,000.00
Series B Preferred Stock [Member] | Maximum [Member]
Conversion price				$ 2.40

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.